ADVISORSHARES DRONE TECHNOLOGY ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 92.4%

Aerospace/Defense – 38.1%
AeroVironment, Inc.*	181	$15,088
Airbus SE (France)(a)	534	11,465
Amprius Technologies, Inc.*	1,700	15,681
Archer Aviation, Inc., Class A*	2,953	7,708
Boeing Co. (The)*	28	3,390
Elbit Systems Ltd. (Israel)	24	4,564
Joby Aviation, Inc.*	2,678	11,596
Kratos Defense & Security Solutions, Inc.*	858	8,717
L3Harris Technologies, Inc.	40	8,313
Lockheed Martin Corp.	48	18,542
Northrop Grumman Corp.	40	18,813
Teledyne Technologies, Inc.*	24	8,099
Thales SA (France)(a)	184	4,032
Vertical Aerospace Ltd. (United Kingdom)*(b)	2,192	20,517
Total Aerospace/Defense		156,525

Airlines – 2.8%
Lilium NV (Germany)*(b)	5,121	11,676

Auto Manufacturers – 0.5%
Workhorse Group, Inc.*(b)	774	2,221

Computers – 1.5%
Draganfly, Inc. (Canada)*	8,899	6,229

Electronics – 15.2%
GoPro, Inc., Class A*	2,324	11,457
Honeywell International, Inc.	24	4,007
Jabil, Inc.	550	31,741
Trimble, Inc.*	280	15,196
Total Electronics		62,401

Engineering & Construction – 1.3%
EHang Holdings Ltd. (China)*(a)	1,290	5,431

Internet – 6.0%
Alphabet, Inc., Class C*	80	7,692
Amazon.com, Inc.*	80	9,040
Blade Air Mobility, Inc.*(b)	2,014	8,116
Total Internet		24,848

Machinery - Diversified – 1.8%
AgEagle Aerial Systems, Inc.*	16,081	7,471

Metal Fabricate/Hardware – 0.8%
Alpine 4 Holdings, Inc.*	5,506	3,056

Miscellaneous Manufacturing – 4.9%
Axon Enterprise, Inc.*	136	15,742
Textron, Inc.	72	4,195
Total Miscellaneous Manufacturing		19,937

Semiconductors – 6.2%
Ambarella, Inc.*	28	1,573
NVIDIA Corp.	40	4,855
QUALCOMM, Inc.	168	18,981
Total Semiconductors		25,409

Software – 4.6%
Red Cat Holdings, Inc.*	11,424	19,078

Telecommunications – 1.4%
Ondas Holdings, Inc.*(b)	1,591	5,887

Transportation – 7.3%
Drone Delivery Canada Corp. (Canada)*	10,775	2,705
FedEx Corp.	84	12,471

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)

Transportation (continued)
United Parcel Service, Inc., Class B	92	$14,862
Total Transportation		30,038

Total Common Stocks
(Cost $465,958)		380,207

MONEY MARKET FUND – 6.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(c)
(Cost $26,085)	26,085	26,085

REPURCHASE AGREEMENT – 9.6%(d)
Deutsche Bank Securities, Inc., dated 09/30/22, due 10/03/22, 2.97%, total to be received $39,391, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.50%, 10/31/23-1/31/28, totaling $40,037)
(Cost $39,381)	$39,381	39,381

Total Investments – 108.3%
(Cost $531,424)		445,673
Liabilities in Excess of Other Assets – (8.3%)		(34,257)
Net Assets – 100.0%		$411,416

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $38,393; the aggregate market value of the collateral held by the fund is $39,381.
(c)	Rate shown reflects the 7-day yield as of September 30, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DRONE TECHNOLOGY ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$380,207	$-	$-	$380,207
Money Market Fund	26,085	-	-	26,085
Repurchase Agreement	-	39,381	-	39,381
Total	$406,292	$39,381	$-	$445,673

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	38.1%
Airlines	2.8
Auto Manufacturers	0.5
Computers	1.5
Electronics	15.2
Engineering & Construction	1.3
Internet	6.0
Machinery - Diversified	1.8
Metal Fabricate/Hardware	0.8
Miscellaneous Manufacturing	4.9
Semiconductors	6.2
Software	4.6
Telecommunications	1.4
Transportation	7.3
Money Market Fund	6.3
Repurchase Agreement	9.6
Total Investments	108.3
Liabilities in Excess of Other Assets	(8.3)
Net Assets	100.0%